General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	$ 4,197	$ 3,757	$ 1,925
Payroll and related expenses [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	1,130	838	667
Share based payment [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	326	396	190
Professional Fees [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	2,184	2,018	885
Other [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	$ 557	$ 505	$ 183